Financial Instruments (Schedule of the Fair Value of Derivative Instruments) (Details) - Fair Value, Measurements, Recurring [Member] - Level 2 [Member] - Not Designated as Hedging Instrument [Member] - USD ($)
$ in Millions
	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Asset derivatives	$ 2	$ 0
Liability derivatives	2	0
Foreign Exchange Contract [Member] | Accounts and notes receivable - trade, net [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives	2	0
Foreign Exchange Contract [Member] | Other accrued liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability derivatives	$ 2	$ 0